Fair Value of Financial Instruments - Schedule of Warrants Using Monte-carlo Option Pricing Model Assumption (Details)	Mar. 31, 2021	Mar. 31, 2020
Expected life (in years)		4 years
Minimum [Member]
Expected life (in years)	2 months 30 days
Maximum [Member]
Expected life (in years)	3 years 6 months
Expected Volatility [Member]
Fair value measurement	92	87
Risk Free Interest Rate [Member]
Fair value measurement		0.27
Risk Free Interest Rate [Member] | Minimum [Member]
Fair value measurement	0.37
Risk Free Interest Rate [Member] | Maximum [Member]
Fair value measurement	0.49